Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued Operations

Note 5 — Discontinued Operations

The carrying value of the TTM Digital asset disposal group was $7.0 million as of September 30, 2022, and $10.2 million as of December 31, 2021. For the three and nine months ended September 30, 2022, the Company recorded $1.3 million and $2.3 million of impairment charges to the assets held for sale, as the carrying value of the assets were less than the estimated fair value less costs to sell. The following table details the assets and liabilities of the Company’s TTM Assets that were classified as assets held for sale and discontinued operations for the periods presented (in thousands):

	September 30,	December 31,
	2022	2021
Mining equipment and facilities, net	$6,506	$9,682
Investment in Style Hunter	500	500

Total Current Assets	$7,006	$10,182

Total Assets associated with discontinued operations	$7,006	$10,182

The following table presents the TTM Digital assets statement of operations line items classified as discontinued operations included within gain (loss) from discontinued operations for the three and nine months ended September 30, 2022, and 2021 (in thousands):

	For the Three Months	For the Three Months	For the Nine Months	For the Nine Months
	Ended September 30,	Ended September 30,	Ended September 30,	Ended September 30,
	2022	2021	2022	2021
Revenues
Mining income	$809	$2,993	$4,077	$9,244
Hosting income	24	-	96	-
Total revenues	833	2,993	4,173	9,244

Operating costs and expenses
Mining cost	457	377	1,385	852
General and administrative	199	10	678	12
Impairment of fixed assets	1,300	-	2,261	-
Depreciation	-	1,283	910	2,824
Total operating costs and expenses	1,956	1,670	5,234	3,688

Gain (loss) from Operations	(1,123)	1,323	(1,061)	5,556

Other Income (Expenses)
Interest expense	-	(25)	-	(70)
Loss on disposal of fixed assets	(6)	(131)	(6)	(138)

Income (loss) before taxes and equity method investee	(1,129)	1,167	(1,067)	5,348
Provision for income taxes	-	-	-	-
Income (loss) before equity method investee	(1,129)	1,167	(1,067)	5,348
Share of net loss of equity method investee	-	24	-	80
Net income (loss) from discontinued operations	$(1,129)	$1,143	$(1,067)	$5,268

The following table summarizes the net cash flows from discontinued operations of TTM Digital (in thousands):

	For the Nine Months Ended September 30,
	2022	2021
Net cash used in operating activities – discontinued operations	$(1,795)	$(500)
Net cash used in investing activities – discontinued operations	-	(603)
Net cash used in financing activities – discontinued operations	-	(1,003)

Note 6 — Discontinued Operations

In December 2021, the Company made the decision to divest certain mining equipment, graphic processing units and data center and its assets of TTM Digital reporting unit (“TTM Assets”) and commenced discussions with a third party to execute an asset sale. On March 24, 2022, the Company executed Heads of Terms agreement with a third party which includes certain binding and non-binding provisions. Pursuant to the Heads of Terms, the Company and the third party agreed to certain terms related to the Company’s sale of approximately 75% of its Ethereum mining assets and certain associated real property. The TTM Assets to be sold are those assets located in the facility in New York. The Company will continue to operate certain graphics processing units or associated assets at a co-located facility in North Carolina. See Note 18 – Subsequent Events for further discussion on the terms of the asset sale.

As a result of the decision to divest certain operating assets of the TTM Digital reporting unit, the Company has determined that subject assets met the definition of assets held for sale as defined by ASC 205-20 – Presentation of Financial Statements – Discontinued Operations. The Company determined the TTM Assets represented discontinued operations as it constituted a disposal of a significant component and a strategic shift that will have a material effect on the Company’s operations and financial results. As a result, the Company reclassified the balances and activities of the TTM Assets from their historical presentation to assets held for sale and assets and liabilities – discontinued operations on the consolidated balance sheets and to loss from discontinued operations on the consolidated statements of operations for the periods presented.

The carrying value of the TTM Digital asset disposal group was $6.07 million as of December 31, 2021. No adjustments were recorded to the carrying value of the assets held for sale as the estimated fair value less selling costs exceeded the carrying value. The following table details the assets and liabilities of the Company’s TTM Assets that were classified as assets held for sale and discontinued operations for the periods presented (in thousands):

	2021	2020
Current Assets
Related Party receivables	$-	$17
Mining equipment and facilities, net	5,571	-
Investment in Style Hunter	500	-
Total Current Assets	$6,071	$17

Noncurrent Assets
Mining equipment and facilities, net	-	1,272
Investment in Up North Hosting, LLC	-	644
Total Noncurrent Assets	-	1,916
Total Assets associated with discontinued operations	$6,071	$1,933

Liabilities associated with discontinued operations
Accounts payable	$-	$7
Accrued liabilities	-	117
Related party loan	-	75
Total Current Liabilities	-	199
Total Liabilities associated with discontinued operations	$-	$199

The following table presents the TTM Digital assets statement of operations line items classified as discontinued operations included within loss from discontinued operations for the years ended December 31, 2021, and 2020 (in thousands):

	2021	2020
Revenues
Mining income	$8,150	$1,868
Other revenue	29	-
Total Revenues	8,179	1,868

Operating costs and expenses
Mining cost	815	433
General and administrative	291	4
Depreciation	1,637	827
Total Operating Costs and Expenses	2,743	1,264

Gain from Discontinued Operations	5,436	604

Other Income (Expenses)
Gain (loss) on sale of fixed assets	(146)	17
Fair value loss on previously held equity interest	(18)	-
Other income (expenses), net	58	(29)
Total Other Income	(106)	12

Income before net loss of equity method investee	5,330	592

Share of net loss of equity method investee	(94)	(39)

Net income from discontinued operations	$5,236	$553

The following table summarizes the net cash flows from discontinued operations of TTM Digital for years ended December 31,2021 and 2020 (in thousands):

	For the Year Ended December 31,
	2021	2020
Net cash provided by operating activities – discontinued operations	1,369	595
Net cash used in investing activities – discontinued operations	(1,436)	(582)
Net cash provided by financing activities – discontinued operations	-	20